CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
REVENUES:
Commissions to charterers	$ 4,417,505	$ 629,015	$ 302,556
EXPENSES:
Voyage expenses, related party	1,671,145	29,769	40,471
Administration expenses, related party	1,200,000	400,000	0
OTHER INCOME/(EXPENSES):
Interest and finance costs, related party	$ 204,167	$ 305,000	$ 162,500